JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.5%
Air Freight & Logistics — 0.4%
SG Holdings Co. Ltd.	903,000	19,169,144
Yamato Holdings Co. Ltd.	617,500	13,149,199

		32,318,343

Airlines — 0.1%
ANA Holdings, Inc.*(a)	285,000	6,018,559
Japan Airlines Co. Ltd.*	258,200	4,887,105

		10,905,664

Auto Components — 2.3%
Aisin Corp.	326,800	11,867,088
Bridgestone Corp.	1,081,400	47,355,855
Denso Corp.	927,300	69,207,853
Koito Manufacturing Co. Ltd.	228,900	11,493,189
NGK Spark Plug Co. Ltd.	305,100	5,186,675
Stanley Electric Co. Ltd.	269,600	6,301,727
Sumitomo Electric Industries Ltd.	1,416,100	18,775,362
Sumitomo Rubber Industries Ltd.	333,800	3,473,458
Toyota Boshoku Corp.	179,400	3,179,942

		176,841,149

Automobiles — 8.8%
Honda Motor Co. Ltd.	3,068,600	90,378,811
Isuzu Motors Ltd.	1,107,800	13,570,553
Mazda Motor Corp.*	1,070,300	8,245,325
Mitsubishi Motors Corp.*	1,222,100	3,489,349
Nissan Motor Co. Ltd.*	4,289,700	22,703,630
Subaru Corp.	1,096,400	19,955,972
Suzuki Motor Corp.	875,100	37,256,639
Toyota Motor Corp.	22,980,600	454,169,702
Yamaha Motor Co. Ltd.	562,300	13,390,346

		663,160,327

Banks — 4.9%
Bank of Kyoto Ltd. (The)	135,500	6,317,374
Chiba Bank Ltd. (The)	1,322,000	8,546,296
Concordia Financial Group Ltd.	2,156,400	8,861,412
Fukuoka Financial Group, Inc.	341,400	6,704,807
Mitsubishi UFJ Financial Group, Inc.	23,004,800	139,438,569
Mizuho Financial Group, Inc.	4,526,900	61,321,427
Resona Holdings, Inc.	4,321,100	18,569,663
Shinsei Bank Ltd.	225,900	4,188,487
Shizuoka Bank Ltd. (The)	1,061,500	8,340,706
Sumitomo Mitsui Financial Group, Inc.	2,449,900	88,247,774
Sumitomo Mitsui Trust Holdings, Inc.	668,300	23,110,617

		373,647,132

Beverages — 0.9%
Asahi Group Holdings Ltd.	904,900	36,938,665
Kirin Holdings Co. Ltd.	1,483,700	23,780,958
Suntory Beverage & Food Ltd.	225,500	8,658,908

		69,378,531

Building Products — 2.0%
AGC, Inc.	406,300	18,647,299
Daikin Industries Ltd.	521,900	109,569,884
Lixil Corp.	518,900	11,877,701
TOTO Ltd.	284,100	12,227,803

		152,322,687

Capital Markets — 0.9%
Daiwa Securities Group, Inc.	2,726,800	16,430,877
Japan Exchange Group, Inc.	955,400	19,653,384
Nomura Holdings, Inc.	5,475,900	24,190,052
SBI Holdings, Inc.	436,400	11,257,291

		71,531,604

Chemicals — 4.3%
Air Water, Inc.	410,300	6,253,980
Asahi Kasei Corp.	2,486,000	24,556,524
JSR Corp.	382,200	12,669,245
Kansai Paint Co. Ltd.	460,700	9,563,116
Kuraray Co. Ltd.	633,100	5,687,668
Mitsubishi Chemical Holdings Corp.	2,523,900	19,797,947
Mitsubishi Gas Chemical Co., Inc.	369,900	7,085,550
Mitsui Chemicals, Inc.	364,700	9,753,768
Nippon Paint Holdings Co. Ltd.(a)	2,578,200	20,618,945
Nippon Sanso Holdings Corp.	377,700	7,500,667
Nissan Chemical Corp.	256,000	13,890,125
Nitto Denko Corp.	267,700	20,843,025
Shin-Etsu Chemical Co. Ltd.	706,100	118,137,168
Showa Denko KK	330,600	6,867,813
Sumitomo Chemical Co. Ltd.	2,951,100	14,882,547
Toray Industries, Inc.	2,909,800	18,389,403
Tosoh Corp.	579,400	9,065,579

		325,563,070

Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	492,400	11,820,131
Secom Co. Ltd.	381,900	26,891,144
Sohgo Security Services Co. Ltd.	154,300	5,596,083
TOPPAN, Inc.	624,200	11,873,561

		56,180,919

Construction & Engineering — 0.6%
Kajima Corp.	885,100	10,689,891
Kinden Corp.	233,400	3,336,248
Obayashi Corp.	1,286,500	10,423,418
Shimizu Corp.	1,250,100	8,323,703
Taisei Corp.	368,000	12,063,435

		44,836,695

Consumer Finance — 0.0%(b)
Acom Co. Ltd.	809,300	2,271,378

Diversified Financial Services — 0.7%
Mitsubishi HC Capital, Inc.	1,413,000	7,297,695
ORIX Corp.	2,176,800	44,901,125
Tokyo Century Corp.	85,100	4,199,630

		56,398,450

Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	2,131,700	61,004,422

Electric Utilities — 0.6%
Chubu Electric Power Co., Inc.	1,284,100	12,861,419
Chugoku Electric Power Co., Inc. (The)	579,600	4,555,442
Kansai Electric Power Co., Inc. (The)	1,473,900	13,912,328
Kyushu Electric Power Co., Inc.	845,900	6,267,936
Tohoku Electric Power Co., Inc.	895,400	6,307,093
Tokyo Electric Power Co. Holdings, Inc.*	1,432,600	3,816,806

		47,721,024

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Electrical Equipment — 2.0%
Fuji Electric Co. Ltd.	266,900	14,264,814
Mitsubishi Electric Corp.	3,827,300	47,930,812
Nidec Corp.	978,900	86,759,775

		148,955,401

Electronic Equipment, Instruments & Components — 5.5%
Hamamatsu Photonics KK	262,700	13,440,079
Hirose Electric Co. Ltd.	59,600	8,883,847
Ibiden Co. Ltd.	237,800	13,288,355
Keyence Corp.	343,100	175,983,764
Kyocera Corp.	626,800	38,655,582
Murata Manufacturing Co. Ltd.	1,144,700	86,062,304
Omron Corp.	367,400	26,860,421
Shimadzu Corp.	491,300	17,726,954
TDK Corp.	693,900	25,060,127
Yokogawa Electric Corp.	426,400	6,986,775

		412,948,208

Entertainment — 2.1%
Capcom Co. Ltd.	289,700	6,993,577
Koei Tecmo Holdings Co. Ltd.	106,600	3,856,430
Konami Holdings Corp.	177,900	9,590,558
Nexon Co. Ltd.	833,000	15,703,411
Nintendo Co. Ltd.	208,600	102,222,694
Square Enix Holdings Co. Ltd.	158,900	7,792,132
Toho Co. Ltd.	248,200	9,614,696

		155,773,498

Equity Real Estate Investment Trusts (REITs) — 1.6%
Advance Residence Investment Corp.(a)	2,459	7,232,981
Daiwa House REIT Investment Corp.	3,758	11,194,958
GLP J-REIT	8,001	12,878,518
Japan Metropolitan Fund Invest	12,452	10,493,460
Japan Prime Realty Investment Corp.	1,699	5,550,196
Japan Real Estate Investment Corp.	2,459	13,521,912
Nippon Building Fund, Inc.	2,944	17,049,116
Nippon Prologis REIT, Inc.	4,593	14,331,255
Nomura Real Estate Master Fund, Inc.	8,413	11,672,479
Orix JREIT, Inc.	4,924	7,066,213
United Urban Investment Corp.	5,565	6,575,353

		117,566,441

Food & Staples Retailing — 1.9%
Aeon Co. Ltd.	1,555,300	35,440,864
Cosmos Pharmaceutical Corp.	38,500	4,808,066
Kobe Bussan Co. Ltd.	224,100	6,976,098
Lawson, Inc.	88,800	3,892,023
MatsukiyoCocokara & Co.	239,900	8,211,308
Seven & i Holdings Co. Ltd.	1,422,800	72,361,672
Sundrug Co. Ltd.	122,000	3,072,190
Tsuruha Holdings, Inc.	71,400	5,750,869
Welcia Holdings Co. Ltd.	184,200	4,974,846

		145,487,936

Food Products — 1.7%
Ajinomoto Co., Inc.	979,900	27,340,676
Calbee, Inc.	205,700	4,734,755
Kewpie Corp.	202,300	4,173,373
Kikkoman Corp.	346,100	26,160,996
MEIJI Holdings Co. Ltd.	259,600	16,194,276
NH Foods Ltd.	184,600	7,118,949
Nisshin Seifun Group, Inc.	465,400	6,535,232
Nissin Foods Holdings Co. Ltd.	148,700	10,547,683
Toyo Suisan Kaisha Ltd.	180,600	7,399,683
Yakult Honsha Co. Ltd.	286,700	14,536,120
Yamazaki Baking Co. Ltd.	317,100	4,533,849

		129,275,592

Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	742,000	12,618,742
Tokyo Gas Co. Ltd.	730,700	14,754,111

		27,372,853

Health Care Equipment & Supplies — 2.9%
Asahi Intecc Co. Ltd.	421,600	7,192,910
Hoya Corp.	658,700	85,412,539
Olympus Corp.	2,315,800	51,820,768
Sysmex Corp.	302,000	28,747,655
Terumo Corp.	1,354,400	49,440,825

		222,614,697

Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	376,500	5,368,464
Medipal Holdings Corp.	374,400	6,737,350

		12,105,814

Health Care Technology — 0.4%
M3, Inc.	763,300	29,346,281

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Holdings Co. Japan Ltd.	133,100	5,812,534
Oriental Land Co. Ltd.	409,200	71,234,926

		77,047,460

Household Durables — 5.0%
Casio Computer Co. Ltd.	411,600	5,147,845
Haseko Corp.	403,100	5,118,388
Iida Group Holdings Co. Ltd.	319,100	6,638,760
Nikon Corp.	621,400	6,485,533
Open House Group Co. Ltd.	133,000	6,885,839
Panasonic Corp.	4,156,300	45,758,812
Rinnai Corp.	68,800	6,144,186
Sekisui Chemical Co. Ltd.	790,200	13,815,858
Sekisui House Ltd.	1,159,300	23,487,607
Sharp Corp.	381,100	4,236,353
Sony Group Corp.	2,247,500	251,424,400

		375,143,581

Household Products — 0.5%
Lion Corp.	532,200	6,953,696
Unicharm Corp.	796,700	30,787,290

		37,740,986

Industrial Conglomerates — 1.6%
Hitachi Ltd.	1,726,100	89,715,834
Toshiba Corp.	772,600	31,993,401

		121,709,235

Insurance — 2.9%
Dai-ichi Life Holdings, Inc.	1,991,900	44,836,594
Japan Post Holdings Co. Ltd.*	2,149,700	18,348,845
Japan Post Insurance Co. Ltd.	356,400	6,248,998
MS&AD Insurance Group Holdings, Inc.	836,900	28,705,293
Sompo Holdings, Inc.	632,800	29,610,909
T&D Holdings, Inc.	1,051,000	15,532,008
Tokio Marine Holdings, Inc.	1,242,700	74,156,500

		217,439,147

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Interactive Media & Services — 0.4%
Kakaku.com, Inc.	230,100	4,765,733
Z Holdings Corp.	4,641,800	23,574,157

		28,339,890

Internet & Direct Marketing Retail — 0.4%
Mercari, Inc.*	199,800	7,545,600
Rakuten Group, Inc.	1,634,700	14,181,641
ZOZO, Inc.	200,500	5,342,811

		27,070,052

IT Services — 2.2%
Fujitsu Ltd.	329,500	43,559,367
GMO Payment Gateway, Inc.	78,900	6,923,618
Itochu Techno-Solutions Corp.	170,200	4,643,078
NEC Corp.	487,000	18,999,475
Nomura Research Institute Ltd.	773,600	27,080,560
NTT Data Corp.	1,150,100	22,048,265
Obic Co. Ltd.	119,800	19,793,556
Otsuka Corp.	210,200	8,529,243
SCSK Corp.	273,500	4,628,016
TIS, Inc.	388,500	10,217,807

		166,422,985

Leisure Products — 1.1%
Bandai Namco Holdings, Inc.	394,600	27,735,701
Sega Sammy Holdings, Inc.	312,400	5,245,401
Shimano, Inc.	150,200	33,681,170
Yamaha Corp.	293,500	13,370,447

		80,032,719

Machinery — 5.5%
Amada Co. Ltd.	640,400	6,200,035
Daifuku Co. Ltd.	225,400	15,648,346
FANUC Corp.	342,500	67,728,805
Harmonic Drive Systems, Inc.(a)	88,700	3,508,325
Hino Motors Ltd.	511,900	4,449,645
Hitachi Construction Machinery Co. Ltd.	185,100	4,706,598
Hoshizaki Corp.	104,700	7,736,748
Kawasaki Heavy Industries Ltd.	299,000	5,794,190
Komatsu Ltd.	1,734,500	43,586,167
Kubota Corp.	2,048,100	43,922,613
Kurita Water Industries Ltd.	191,400	7,782,997
Makita Corp.	499,300	18,685,527
MINEBEA MITSUMI, Inc.	723,200	17,697,132
MISUMI Group, Inc.	506,700	16,438,301
Mitsubishi Heavy Industries Ltd.	600,600	16,311,936
Nabtesco Corp.	215,800	6,745,686
NGK Insulators Ltd.	481,400	8,134,566
NSK Ltd.	874,300	5,963,629
SMC Corp.	109,200	60,907,561
Sumitomo Heavy Industries Ltd.	219,000	5,751,480
Toyota Industries Corp.	365,700	28,527,754
Yaskawa Electric Corp.	476,400	19,947,042

		416,175,083

Marine — 0.5%
Mitsui OSK Lines Ltd.	215,100	16,657,877
Nippon Yusen KK	302,600	23,721,838

		40,379,715

Media — 0.4%
CyberAgent, Inc.	729,900	8,510,787
Dentsu Group, Inc.	441,800	15,300,321
Hakuhodo DY Holdings, Inc.	542,800	8,314,466

		32,125,574

Metals & Mining — 0.9%
Hitachi Metals Ltd.*	359,400	6,480,947
JFE Holdings, Inc.	1,028,900	13,218,131
Nippon Steel Corp.	1,695,200	27,707,299
Sumitomo Metal Mining Co. Ltd.	487,900	22,535,962

		69,942,339

Multiline Retail — 0.4%
Marui Group Co. Ltd.	399,800	7,713,668
Pan Pacific International Holdings Corp.	949,300	12,776,471
Ryohin Keikaku Co. Ltd.	471,600	6,771,884

		27,262,023

Oil, Gas & Consumable Fuels — 0.7%
ENEOS Holdings, Inc.	5,758,500	22,933,952
Idemitsu Kosan Co. Ltd.	440,452	11,285,103
Inpex Corp.	1,929,500	19,506,276

		53,725,331

Paper & Forest Products — 0.1%
Oji Holdings Corp.	1,808,000	9,624,125

Personal Products — 1.2%
Kao Corp.	847,300	42,340,919
Kobayashi Pharmaceutical Co. Ltd.	102,800	8,005,340
Kose Corp.	61,900	5,659,489
Pola Orbis Holdings, Inc.	150,900	2,249,069
Shiseido Co. Ltd.	713,300	35,981,707

		94,236,524

Pharmaceuticals — 5.2%
Astellas Pharma, Inc.	3,318,700	53,565,725
Chugai Pharmaceutical Co. Ltd.	1,137,900	36,958,745
Daiichi Sankyo Co. Ltd.	3,264,200	73,346,580
Eisai Co. Ltd.	527,800	26,434,886
Kyowa Kirin Co. Ltd.	451,800	11,261,027
Nippon Shinyaku Co. Ltd.	107,700	7,040,441
Ono Pharmaceutical Co. Ltd.	884,600	21,453,062
Otsuka Holdings Co. Ltd.	994,900	33,943,341
Santen Pharmaceutical Co. Ltd.	714,000	8,106,881
Shionogi & Co. Ltd.	505,400	28,804,089
Sumitomo Dainippon Pharma Co. Ltd.	341,100	3,712,613
Taisho Pharmaceutical Holdings Co. Ltd.	100,700	4,945,598
Takeda Pharmaceutical Co. Ltd.	2,820,200	81,738,417

		391,311,405

Professional Services — 2.3%
Benefit One, Inc.	137,100	4,169,670
Nihon M&A Center Holdings, Inc.	533,000	8,391,131
Persol Holdings Co. Ltd.	338,300	8,733,491
Recruit Holdings Co. Ltd.	3,023,300	149,437,506

		170,731,798

Real Estate Management & Development — 2.3%
Aeon Mall Co. Ltd.	169,500	2,450,371
Daito Trust Construction Co. Ltd.	123,600	14,172,786
Daiwa House Industry Co. Ltd.	1,188,900	34,695,872
Hulic Co. Ltd.	1,054,900	10,196,304
Mitsubishi Estate Co. Ltd.	2,481,800	35,743,940
Mitsui Fudosan Co. Ltd.	1,721,300	36,900,106

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Nomura Real Estate Holdings, Inc.	208,500	4,882,413
Sumitomo Realty & Development Co. Ltd.	849,200	26,274,407
Tokyu Fudosan Holdings Corp.	1,078,000	5,905,483

		171,221,682

Road & Rail — 2.7%
Central Japan Railway Co.	367,000	48,154,297
East Japan Railway Co.	672,900	38,424,530
Hankyu Hanshin Holdings, Inc.	430,700	12,542,613
Keio Corp.	217,600	9,787,783
Keisei Electric Railway Co. Ltd.	306,700	8,655,422
Kintetsu Group Holdings Co. Ltd.*	340,600	9,896,320
Kyushu Railway Co.	280,700	5,863,969
Nagoya Railroad Co. Ltd.*	351,000	5,542,652
NIPPON EXPRESS HOLDINGS, Inc.	153,700	9,108,838
Odakyu Electric Railway Co. Ltd.	618,500	10,929,364
Seibu Holdings, Inc.*	485,000	4,758,150
Tobu Railway Co. Ltd.	373,600	8,750,915
Tokyu Corp.	1,013,500	13,467,217
West Japan Railway Co.	434,900	18,223,945

		204,106,015

Semiconductors & Semiconductor Equipment — 3.5%
Advantest Corp.	355,900	30,291,572
Disco Corp.	53,400	14,682,527
Lasertec Corp.	138,000	30,958,571
Renesas Electronics Corp.*	2,487,600	28,549,719
Rohm Co. Ltd.	155,700	13,115,727
SUMCO Corp.	574,400	10,589,692
Tokyo Electron Ltd.	280,500	137,201,851

		265,389,659

Software — 0.2%
Oracle Corp.	59,900	4,479,957
Trend Micro, Inc.	249,700	13,247,233

		17,727,190

Specialty Retail — 1.5%
ABC-Mart, Inc.	56,400	2,575,178
Fast Retailing Co. Ltd.	118,100	69,497,690
Hikari Tsushin, Inc.	36,500	4,382,364
Nitori Holdings Co. Ltd.	154,700	22,162,734
USS Co. Ltd.	395,300	6,451,570
Workman Co. Ltd.	43,300	1,912,207
Yamada Holdings Co. Ltd.	1,292,500	4,362,012

		111,343,755

Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	466,300	8,587,411
Canon, Inc.	1,855,100	43,874,476
FUJIFILM Holdings Corp.	715,700	47,977,690
Ricoh Co. Ltd.	1,329,200	11,224,318
Seiko Epson Corp.	556,400	8,666,769

		120,330,664

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	339,200	6,585,786

Tobacco — 0.5%
Japan Tobacco, Inc.	1,960,300	39,137,159

Trading Companies & Distributors — 4.6%
ITOCHU Corp.	2,656,000	85,327,887
Marubeni Corp.	3,099,000	31,888,535
Mitsubishi Corp.	2,649,000	89,940,005
Mitsui & Co. Ltd.	2,928,500	73,023,259
MonotaRO Co. Ltd.(a)	437,700	7,191,759
Sojitz Corp.	382,900	6,000,725
Sumitomo Corp.	2,230,800	34,477,939
Toyota Tsusho Corp.	423,200	17,162,240

		345,012,349

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.*	165,300	7,162,181

Wireless Telecommunication Services — 3.4%
KDDI Corp.	2,957,200	94,478,744
SoftBank Corp.	4,950,200	62,055,071
SoftBank Group Corp.	2,241,800	99,310,717

		255,844,532

TOTAL COMMON STOCKS (Cost $7,426,565,510)		7,525,849,060

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(c)(d)	8,087,714	8,085,287
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	929,777	929,777

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $9,015,873)		9,015,064

Total Investments — 99.6% (Cost $7,435,581,383)		7,534,864,124
Other Assets Less Liabilities — 0.4%		27,846,357

Net Assets — 100.0%		7,562,710,481

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $8,668,094.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
TOPIX Index	206	03/2022	JPY	34,216,979	(1,318,056)

Abbreviations

JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$—	$32,318,343	$—	$32,318,343
Airlines	—	10,905,664	—	10,905,664
Auto Components	—	176,841,149	—	176,841,149
Automobiles	—	663,160,327	—	663,160,327
Banks	—	373,647,132	—	373,647,132
Beverages	—	69,378,531	—	69,378,531
Building Products	—	152,322,687	—	152,322,687
Capital Markets	—	71,531,604	—	71,531,604
Chemicals	—	325,563,070	—	325,563,070
Commercial Services & Supplies	—	56,180,919	—	56,180,919
Construction & Engineering	—	44,836,695	—	44,836,695
Consumer Finance	—	2,271,378	—	2,271,378
Diversified Financial Services	—	56,398,450	—	56,398,450
Diversified Telecommunication Services	—	61,004,422	—	61,004,422
Electric Utilities	—	47,721,024	—	47,721,024
Electrical Equipment	—	148,955,401	—	148,955,401
Electronic Equipment, Instruments & Components	—	412,948,208	—	412,948,208
Entertainment	—	155,773,498	—	155,773,498
Equity Real Estate Investment Trusts (REITs)	7,232,981	110,333,460	—	117,566,441
Food & Staples Retailing	—	145,487,936	—	145,487,936
Food Products	—	129,275,592	—	129,275,592
Gas Utilities	—	27,372,853	—	27,372,853
Health Care Equipment & Supplies	—	222,614,697	—	222,614,697
Health Care Providers & Services	—	12,105,814	—	12,105,814
Health Care Technology	—	29,346,281	—	29,346,281
Hotels, Restaurants & Leisure	—	77,047,460	—	77,047,460
Household Durables	—	375,143,581	—	375,143,581
Household Products	—	37,740,986	—	37,740,986
Industrial Conglomerates	—	121,709,235	—	121,709,235
Insurance	—	217,439,147	—	217,439,147
Interactive Media & Services	—	28,339,890	—	28,339,890
Internet & Direct Marketing Retail	—	27,070,052	—	27,070,052
IT Services	—	166,422,985	—	166,422,985
Leisure Products	—	80,032,719	—	80,032,719
Machinery	—	416,175,083	—	416,175,083
Marine	—	40,379,715	—	40,379,715
Media	—	32,125,574	—	32,125,574
Metals & Mining	—	69,942,339	—	69,942,339
Multiline Retail	—	27,262,023	—	27,262,023
Oil, Gas & Consumable Fuels	—	53,725,331	—	53,725,331
Paper & Forest Products	—	9,624,125	—	9,624,125
Personal Products	—	94,236,524	—	94,236,524
Pharmaceuticals	—	391,311,405	—	391,311,405
Professional Services	—	170,731,798	—	170,731,798
Real Estate Management & Development	—	171,221,682	—	171,221,682
Road & Rail	—	204,106,015	—	204,106,015
Semiconductors & Semiconductor Equipment	—	265,389,659	—	265,389,659
Software	—	17,727,190	—	17,727,190
Specialty Retail	—	111,343,755	—	111,343,755
Technology Hardware, Storage & Peripherals	—	120,330,664	—	120,330,664
Textiles, Apparel & Luxury Goods	—	6,585,786	—	6,585,786
Tobacco	—	39,137,159	—	39,137,159
Trading Companies & Distributors	—	345,012,349	—	345,012,349
Transportation Infrastructure	—	7,162,181	—	7,162,181
Wireless Telecommunication Services	—	255,844,532	—	255,844,532

Total Common Stocks	7,232,981	7,518,616,079	—	7,525,849,060

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	9,015,064	—	—	9,015,064

Total Investments in Securities	$16,248,045	$7,518,616,079	$—	$7,534,864,124

Depreciation in Other Financial Instruments
Futures Contracts	$(1,318,056)	$—	$—	$(1,318,056)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	$9,087,914	$84,000,000	$85,000,000	$(1,818)	$(809)	$8,085,287	8,087,714	$3,933	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	10,903,860	69,961,887	79,935,970	—	—	929,777	929,777	521	—

Total	$19,991,774	$153,961,887	$164,935,970	$(1,818)	$(809)	$9,015,064		$4,454	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.